INCOME TAXES (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory income tax rate	26.00%	26.00%	26.00%
Operating loss carryforwards	$ 14,750,000	$ 13,835,000